ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2021	2022
	RMB	RMB	US$
Payroll and welfare payables	260,177	372,795	54,050
Payables for office supplies and utilities	149,557	238,466	34,574
Payables for delivery costs	138,833	210,779	30,560
Payables for professional service fees	249,520	132,430	19,201
Payables for the purchase of property and equipment	124,456	120,227	17,431
Other taxes payables	36,495	105,970	15,364
Payables for advertising expenditures	66,203	55,261	8,012
Others	296,765	139,497	20,226

	1,322,006	1,375,425	199,418